                                                     PAX WORLD MONEY MARKET FUND
                                                                   ANNUAL REPORT


                                     PAX
                                     WORLD
                                     MONEY    [GRAPHIC OMITTED]
                                     MARKET
                                     FUND





                                     ANNUAL
                                     REPORT   [GRAPHIC OMITTED]
                                JANUARY 31, 1999




--------------------------------------------------------------------------------

            Pax Money Market Fund
         A Socially Responsible Fund
                                                                       PAX
 Investment Adviser-                                                   WORLD [GRAPHIC OMITTED]
 Pax World Management Corp.                                            FUND
 222 State Street                                                      FAMILY
 Portsmouth, NH 03801-3853                                          222 State Street
                                                               Portsmouth, NH 03801-3853
 Transfer and Dividend Disbursing Agents-                           www.paxfund.com
 Individual Investor Class:
 PFPC, Inc.
 P.O. Box 8950                                          For General Fund Information, please call:
 Wilmington, DE 19899                                                 1-800-767-1729

 Institutional & Broker Service Classes:
 Reich & Tang Services, Inc.                         For Shareholder Account Information, please call:
 600 5th Avenue                                                       1-800-372-7827
 New York, NY 10020

 All Account Inquiries should be addressed to:
 Pax World Money Market Fund                                For Broker Services, please call:
 P.O. Box 8930                                                        1-800-635-1404
 Wilmington, DE 19899-8930



                               [GRAPHIC OMITTED]
                      Printed in the USA on recycle paper

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PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200

================================================================================










Dear Shareholder:



We are pleased to present the annual report of Pax World Money Market Fund, Inc. for the period May 27, 1998 (Commencement of Sales) through January 31, 1999.


The Fund had net assets of $124,873,753 and 675 active shareholders as of January 31, 1999.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,







\s\Thomas W. Grant           \s\Laurence A. Shadek            \s\Steven W. Duff

Thomas W. Grant              Laurence A. Shadek               Steven W. Duff
President                    Executive Vice-President         Director









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

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PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 1999
================================================================================

     Face                                                             Maturity                     Value
    Amount                                                              Date          Yield       (Note 1)
    ------                                                            --------        -----        ------
Commercial Paper (35.91%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000  Abbott Labs                                           02/09/99        4.80%   $   4,994,689
     5,000,000  Asset Securitization Cooperative                      03/11/99        4.88        4,974,403
     5,000,000  Bellsouth Telecommunications                          02/10/99        4.80        4,994,012
     2,000,000  Campbell Soup Company                                 06/10/99        5.19        1,964,167
     5,000,000  CIESCO L.P.                                           02/04/99        5.24        4,997,833
     5,000,000  Coca-Cola Company                                     02/12/99        5.12        4,992,285
     5,000,000  Corporate Asset Funding Company Inc.                  04/06/99        4.87        4,957,156
     3,000,000  Gannett Company                                       02/11/99        4.79        2,996,017
     5,000,000  Pfizer Incorporated                                   02/11/99        4.80        4,993,361
     5,000,000  Receivables Capital Corporation                       03/05/99        4.87        4,978,444
 -------------                                                                                -------------
    45,000,000  Total Commercial Paper                                                           44,842,367
 -------------                                                                                -------------
Foreign Commercial Paper (3.97%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000  Ford Credit Europe PLC                                04/07/99        4.87%   $   4,956,396
 -------------                                                                                -------------
     5,000,000  Total Foreign Commercial Paper                                                    4,956,396
 -------------                                                                                -------------
Domestic Certificates of Deposit (8.81%)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,000,000  First Union Bank                                      09/17/99        5.25%   $   2,000,000
     2,000,000  Morgan Guaranty Trust Company                         02/02/99        5.65        1,999,987
     3,000,000  NationsBank                                           10/19/99        4.61        3,000,000
     2,000,000  NationsBank                                           01/11/00        5.00        1,999,818
     2,000,000  Northern Trust                                        09/08/99        4.99        1,999,280
 -------------                                                                                -------------
    11,000,000  Total Domestic Certificates of Deposit                                           10,999,085
 -------------                                                                                -------------
Repurchase Agreement (51.08%)
------------------------------------------------------------------------------------------------------------------------------------
 $  63,791,000  Morgan (J.P.) Securities, Inc.
                (Collateralized by $64,741,819  GNMA's,
                6.500%, due 03/15/26 to 12/15/28)                     02/01/99        4.80%   $  63,791,000
 -------------                                                                                -------------
    63,791,000  Total Repurchase Agreement                                                       63,791,000
 -------------                                                                                -------------
                Total Investments (99.77%) (Cost $124,588,848+)                               $ 124,588,848
                Cash and Other Assets, Net of Liabilities (0.23%)                                   284,905
                                                                                              -------------
                Net Assets (100.00%)                                                          $ 124,873,753
                                                                                              =============
                Net Asset Value, offering and redemption price per share:
                Individual Investor Class, 5,494,746 Shares outstanding (Note 3)              $        1.00
                                                                                              =============
                Institutional Class,     119,309,196 Shares outstanding (Note 3)              $        1.00
                                                                                              =============
                Broker Service Class,         69,811 Shares outstanding (Note 3)              $        1.00
                                                                                              =============

                +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 27, 1998 (COMMENCEMENT OF SALES) TO JANUARY 31, 1999
================================================================================






   INVESTMENT INCOME

 Income:
      Interest............................................................................   $        2,506,746
                                                                                              -----------------
 Expenses: (Note 2)
      Advisory fee........................................................................               71,643
      Administrative services fee.........................................................               47,762
      Shareholder servicing fee (Individual Investor & Broker Service Classes only).......                4,195
      Custodian expenses..................................................................                5,888
      Shareholder servicing and related shareholder expenses..............................               31,223
      Legal fees, compliance and filing fees..............................................               65,425
      Audit and accounting................................................................               39,152
      Directors' fees.....................................................................                6,125
      Amortization of organization costs..................................................               14,720
      Other...............................................................................                4,658
                                                                                              -----------------
          Total expenses..................................................................              290,791
          Less:
          Fees waived (Note 2)............................................................   (          119,405)
          Expenses paid indirectly........................................................   (               28)
                                                                                              -----------------
              Net expenses ...............................................................              171,358
                                                                                              -----------------
 Net investment income....................................................................            2,335,388

 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments..................................................                  260
                                                                                              -----------------
 Increase in net assets from operations...................................................   $        2,335,648
                                                                                              =================



--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

================================================================================


                                                                                  May 27, 1998
                                                                             (Commencement of Sales)
                                                                               to January 31, 1999
                                                                               -------------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income.............................................          $      2,335,388
     Net realized gain (loss) on investments...........................                       260
                                                                                  ---------------
     Increase in net assets from operations............................                 2,335,648

 Dividends to shareholders:
 Net investment income:
     Individual Investor Class.........................................          (         76,756)
     Institutional Class...............................................          (      2,258,471)
     Broker Service Class..............................................          (            161)

 Net realized gain on investments:
     Individual Investor Class.........................................          (             12)
     Institutional Class...............................................          (            248)
     Broker Service Class..............................................                   --

 Capital share transactions (Note 3):
     Individual Investor Class.........................................                 5,494,746
     Institutional Class...............................................               119,209,196
     Broker Class......................................................                    69,811
                                                                                  ---------------
     Total increase (decrease).........................................               124,773,753

 Net assets:
         Beginning of period...........................................                   100,000
                                                                                  ---------------
         End of period.................................................          $    124,873,753
                                                                                  ===============


--------------------------------------------------------------------------------
                     See Notes to Financial Statements.

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  PAX WORLD MONEY MARKET FUND, INC.
  NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.
Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has three classes of stock authorized, the Individual Investor Class, the Institutional Class and the Broker Service Class. The Individual Investor Class and Broker Service Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class and Broker Service Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, L.P. (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. In all other respects, the Individual Investor Class, Institutional Class and Broker Service Class shares represent the same interest in the income and assets of the Fund. Distribution of Broker Service Class shares commenced on January 13, 1999. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Organization Costs -
     Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     e) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


--------------------------------------------------------------------------------

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  PAX WORLD MONEY MARKET FUND, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.
Under the Advisory Agreement, the Fund will pay Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management L.P. (the "Sub-advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Contract for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class and the Broker Service Class shares of the fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Individual Investor Class and the Broker Service Class shares, a service fee equal to .25% per annum of the average daily net assets.

During the period ended January 31, 1999, the Advisor and the Sub-Advisor voluntarily waived advisory and administrative services fees of $71,643 and $47,762, respectively.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $1,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $9,131 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as servicing agent for the Institutional Class and Broker Service Class.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses are expense offsets of $28.

3. Capital Stock.

At January 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $124,873,753. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                         May 27, 1998
                                                  (Commencement of Sales) to
                                                       January 31, 1999
                                                       ----------------
 INDIVIDUAL INVESTOR CLASS
 -------------------------
 Sold.........................................               8,905,964
 Issued on reinvestment of dividends..........                  75,193
 Redeemed.....................................       (       3,486,411)
                                                      ----------------
 Net increase (decrease)......................               5,494,746
                                                      ================

 INSTITUTIONAL CLASS
 -------------------
 Sold.........................................             163,404,000
 Issued on reinvestment of dividends..........               2,038,582
 Redeemed.....................................       (      46,233,386)
                                                      ----------------
 Net increase (decrease)......................             119,209,196
                                                      ================

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

--------------------------------------------------------------------------------




================================================================================

 3. Capital Stock. (Continued)
                                                       January 13, 1999
                                                  (Commencement of Sales) to
                                                       January 31, 1999
                                                       ----------------

  BROKER SERVICE CLASS
  --------------------
 Sold.........................................                  83,399
 Issued on reinvestment of dividends..........                      53
 Redeemed.....................................       (          13,641)
                                                      ----------------
                                                                69,811
                                                      ================
 4. Financial Highlights.
                                                           May 27, 1998                      January 13, 1999
                                                  (Commencement of Sales) to            (Commencement of Sales) to
                                                        January 31, 1999                     January 31, 1999
                                                 ----------------------------           ---------------------------
                                                 INDIVIDUAL                                        BROKER
                                                  INVESTOR      INSTITUTIONAL                      SERVICE
                                                   CLASS            CLASS                           CLASS
                                                   -----            -----                           -----

 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.........    $  1.00          $  1.00                        $  1.00
                                                  --------         --------                       --------
 Income from investment operations:
     Net investment income....................       0.032            0.034                          0.002
 Less distributions:
     Dividends from net investment income.....    (  0.032)        (  0.034)                      (  0.002)
                                                  --------         --------                       --------
 Net asset value, end of period...............    $  1.00          $  1.00                        $  1.00
                                                  ========         ========                       ========
 Total Return.................................       4.82%*           5.08%*                         4.22%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..............    $ 5,495          $119,309                       $    70
 Ratios to average net assets:
     Expenses (net of fees waived)............       0.60%*           0.35%*                         0.80%*
     Net investment income....................       4.59%*           4.90%*                         4.16%*
     Advisory and administrative
       services fees waived...................       0.25%*           0.25%*                         0.25%*



 *   Annualized


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

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   PAX WORLD MONEY MARKET FUND, INC.
   INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
Pax World Money Market Fund, Inc.


We have audited the accompanying statement of net assets of Pax World Money Market Fund, Inc. as of January 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 27, 1998 (Commencement of sales) to January 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. as of January 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from May 27, 1998 to January 31, 1999, in conformity with generally accepted accounting principles.



                                                     \s\McGladrey & Pullen, LLP




   New York, New York
   February 26, 1999




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